UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME STOCK FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48452-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2013 (unaudited)

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMMON STOCKS (97.5%)

             CONSUMER DISCRETIONARY (6.7%)
             -----------------------------
             ADVERTISING (0.4%)
   149,500   Omnicom Group, Inc.                                                        $   10,182
                                                                                        ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
     7,800   Coach, Inc.                                                                       395
                                                                                        ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
   369,473   Ford Motor Co.                                                                  6,322
                                                                                        ----------
             CABLE & SATELLITE (0.6%)
   336,870   Comcast Corp. "A"                                                              15,597
                                                                                        ----------
             DEPARTMENT STORES (0.5%)
   202,150   Kohl's Corp.                                                                   11,482
                                                                                        ----------
             DISTRIBUTORS (0.5%)
   145,750   Genuine Parts Co.                                                              11,489
                                                                                        ----------
             HOME IMPROVEMENT RETAIL (0.9%)
   152,850   Home Depot, Inc.                                                               11,905
   229,100   Lowe's Companies, Inc.                                                         11,405
                                                                                        ----------
                                                                                            23,310
                                                                                        ----------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
   487,189   Carnival Corp.                                                                 16,881
                                                                                        ----------
             LEISURE PRODUCTS (0.8%)
   429,300   Mattel, Inc.                                                                   19,048
                                                                                        ----------
             MOVIES & ENTERTAINMENT (1.3%)
   472,850   Regal Entertainment Group "A"                                                   8,989
   303,870   Time Warner, Inc.                                                              20,888
    26,050   Viacom, Inc. "B"                                                                2,170
                                                                                        ----------
                                                                                            32,047
                                                                                        ----------
             PUBLISHING (0.0%)
    22,700   Thomson Reuters Corp.                                                             853
                                                                                        ----------
             RESTAURANTS (0.4%)
   106,640   McDonald's Corp.                                                               10,293
                                                                                        ----------
             SPECIALIZED CONSUMER SERVICES (0.3%)
   294,150   H&R Block, Inc.                                                                 8,366
                                                                                        ----------
             SPECIALTY STORES (0.0%)
    48,500   Staples, Inc.                                                                     782
                                                                                        ----------
             Total Consumer Discretionary                                                  167,047
                                                                                        ----------

             CONSUMER STAPLES (12.1%)
             ------------------------
             BREWERS (0.5%)
   210,650   Molson Coors Brewing Co. "B"                                                   11,375
                                                                                        ----------

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1  | USAA Income Stock Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             DRUG RETAIL (1.1%)
    99,570   CVS Caremark Corp.                                                         $    6,199
   366,906   Walgreen Co.                                                                   21,736
                                                                                        ----------
                                                                                            27,935
                                                                                        ----------
             FOOD DISTRIBUTORS (0.3%)
   258,250   Sysco Corp.                                                                     8,352
                                                                                        ----------
             HOUSEHOLD PRODUCTS (2.3%)
     7,300   Clorox Co.                                                                        658
   101,320   Colgate-Palmolive Co.                                                           6,559
   210,000   Kimberly-Clark Corp.                                                           22,680
   336,450   Procter & Gamble Co.                                                           27,168
                                                                                        ----------
                                                                                            57,065
                                                                                        ----------
             HYPERMARKETS & SUPER CENTERS (1.4%)
   447,800   Wal-Mart Stores, Inc.                                                          34,369
                                                                                        ----------
             PACKAGED FOODS & MEAT (2.1%)
   292,400   Campbell Soup Co.                                                              12,448
    17,200   ConAgra Foods, Inc.                                                               547
    94,200   Hershey Co.                                                                     9,348
    12,450   Kellogg Co.                                                                       787
   272,850   Kraft Foods Group, Inc.                                                        14,838
   330,500   Unilever N.V.                                                                  13,127
                                                                                        ----------
                                                                                            51,095
                                                                                        ----------
             SOFT DRINKS (1.1%)
   270,200   Coca-Cola Co.                                                                  10,692
   262,200   Coca-Cola Enterprises, Inc.                                                    10,942
    72,879   PepsiCo, Inc.                                                                   6,128
                                                                                        ----------
                                                                                            27,762
                                                                                        ----------
             TOBACCO (3.3%)
   555,500   Altria Group, Inc.                                                             20,681
   282,645   Lorillard, Inc.                                                                14,418
   337,100   Philip Morris International, Inc.                                              30,042
   343,949   Reynolds American, Inc.                                                        17,669
                                                                                        ----------
                                                                                            82,810
                                                                                        ----------
             Total Consumer Staples                                                        300,763
                                                                                        ----------
             ENERGY (9.7%)
             -------------
             INTEGRATED OIL & GAS (4.7%)
   318,321   Chevron Corp.                                                                  38,186
    55,107   Exxon Mobil Corp.                                                               4,938
   348,657   Occidental Petroleum Corp.                                                     33,499
   602,519   Royal Dutch Shell plc ADR                                                      40,164
                                                                                        ----------
                                                                                           116,787
                                                                                        ----------
             OIL & GAS DRILLING (1.6%)
   214,200   Diamond Offshore Drilling, Inc.                                                13,265
   560,036   Transocean Ltd.                                                                26,361
                                                                                        ----------
                                                                                            39,626
                                                                                        ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   406,214   ConocoPhillips                                                                 29,775
   363,600   Marathon Oil Corp.                                                             12,821
                                                                                        ----------
                                                                                            42,596
                                                                                        ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.7%)
   136,000   Enterprise Products Partners, LP                                                8,606
    94,200   Kinder Morgan Energy Partners, LP                                               7,602
   119,100   Markwest Energy Partners, LP                                                    8,847
   136,000   Oneok Partners LP                                                               7,313

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
   302,200   Spectra Energy Corp.                                                       $   10,749
                                                                                        ----------
                                                                                            43,117
                                                                                        ----------
             Total Energy                                                                  242,126
                                                                                        ----------
             FINANCIALS (13.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
    11,350   Ameriprise Financial, Inc.                                                      1,141
    81,420   BlackRock, Inc.                                                                24,492
   182,422   State Street Corp.                                                             12,783
   153,750   Waddell & Reed Financial, Inc. "A"                                              9,494
                                                                                        ----------
                                                                                            47,910
                                                                                        ----------
             CONSUMER FINANCE (0.6%)
   223,700   Capital One Financial Corp.                                                    15,362
                                                                                        ----------
             DIVERSIFIED BANKS (3.0%)
    98,650   Commonwealth Bank of Australia ADR                                              7,116
   574,783   HSBC Holdings plc ADR                                                          31,636
   813,900   Wells Fargo & Co.                                                              34,745
                                                                                        ----------
                                                                                            73,497
                                                                                        ----------
             INSURANCE BROKERS (1.2%)
   400,850   Arthur J. Gallagher & Co.                                                      19,020
   223,070   Marsh & McLennan Companies, Inc.                                               10,217
                                                                                        ----------
                                                                                            29,237
                                                                                        ----------
             LIFE & HEALTH INSURANCE (1.2%)
   647,292   MetLife, Inc.                                                                  30,623
                                                                                        ----------
             MULTI-LINE INSURANCE (0.1%)
    41,850   American International Group, Inc.                                              2,162
                                                                                        ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
   680,800   JPMorgan Chase & Co.                                                           35,088
                                                                                        ----------
             REGIONAL BANKS (2.3%)
   119,100   Bank of Hawaii Corp.                                                            6,905
   425,800   BB&T Corp.                                                                     14,464
    86,200   M&T Bank Corp.                                                                  9,700
   339,636   PNC Financial Services Group, Inc.                                             24,974
                                                                                        ----------
                                                                                            56,043
                                                                                        ----------
             REITs - SPECIALIZED (1.1%)
   208,850   Corrections Corp. of America                                                    7,728
   238,200   Health Care REIT, Inc.                                                         15,447
    80,000   Ventas, Inc.                                                                    5,219
                                                                                        ----------
                                                                                            28,394
                                                                                        ----------
             SPECIALIZED FINANCE (0.5%)
   174,200   CME Group, Inc.                                                                12,927
                                                                                        ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   572,800   People's United Financial, Inc.                                                 8,266
                                                                                        ----------
             Total Financials                                                              339,509
                                                                                        ----------

             HEALTH CARE (10.6%)
             -------------------
             BIOTECHNOLOGY (0.2%)
    43,950   Amgen, Inc.                                                                     5,098
                                                                                        ----------
             HEALTH CARE EQUIPMENT (1.1%)
    14,950   Becton, Dickinson & Co.                                                         1,571
   463,900   Medtronic, Inc.                                                                26,628
                                                                                        ----------
                                                                                            28,199
                                                                                        ----------

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3  | USAA Income Stock Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.4%)
   128,886   UnitedHealth Group, Inc.                                                   $    8,798
                                                                                        ----------
             PHARMACEUTICALS (8.9%)
 1,208,429   AbbVie, Inc.                                                                   58,548
    50,350   Bristol-Myers Squibb Co.                                                        2,644
   656,200   Johnson & Johnson                                                              60,771
   757,250   Merck & Co., Inc.                                                              34,145
   326,700   Novartis AG ADR                                                                25,336
 1,349,751   Pfizer, Inc.                                                                   41,410
                                                                                        ----------
                                                                                           222,854
                                                                                        ----------
             Total Health Care                                                             264,949
                                                                                        ----------
             INDUSTRIALS (16.1%)
             -------------------
             AEROSPACE & DEFENSE (5.8%)
    92,450   Boeing Co.                                                                     12,065
   154,500   General Dynamics Corp.                                                         13,384
   193,750   Honeywell International, Inc.                                                  16,804
   172,400   Lockheed Martin Corp.                                                          22,988
   523,100   Raytheon Co.                                                                   43,088
   354,300   United Technologies Corp.                                                      37,644
                                                                                        ----------
                                                                                           145,973
                                                                                        ----------
             AIR FREIGHT & LOGISTICS (1.3%)
   324,900   United Parcel Service, Inc. "B"                                                31,918
                                                                                        ----------
             COMMERCIAL PRINTING (0.9%)
   282,650   Deluxe Corp.                                                                   13,310
   552,850   R.R. Donnelley & Sons Co.                                                      10,266
                                                                                        ----------
                                                                                            23,576
                                                                                        ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    83,600   Caterpillar, Inc.                                                               6,969
    60,450   Deere & Co.                                                                     4,947
                                                                                        ----------
                                                                                            11,916
                                                                                        ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.7%)
   680,455   Eaton Corp. plc                                                                48,013
   285,000   Emerson Electric Co.                                                           19,086
                                                                                        ----------
                                                                                            67,099
                                                                                        ----------
             ENVIRONMENTAL & FACILITIES SERVICES (2.0%)
   884,947   Republic Services, Inc.                                                        29,619
   463,950   Waste Management, Inc.                                                         20,201
                                                                                        ----------
                                                                                            49,820
                                                                                        ----------
             INDUSTRIAL CONGLOMERATES (2.7%)
   157,050   3M Co.                                                                         19,765
 1,798,504   General Electric Co.                                                           47,013
                                                                                        ----------
                                                                                            66,778
                                                                                        ----------
             INDUSTRIAL MACHINERY (0.2%)
    51,700   Stanley Black & Decker, Inc.                                                    4,089
                                                                                        ----------
             Total Industrials                                                             401,169
                                                                                        ----------

             INFORMATION TECHNOLOGY (12.6%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (1.2%)
 1,320,651   Cisco Systems, Inc.                                                            29,715
                                                                                        ----------
             COMPUTER HARDWARE (2.1%)
    37,477   Apple, Inc.                                                                    19,576
 1,355,786   Hewlett-Packard Co.                                                            33,040
                                                                                        ----------
                                                                                            52,616
                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMPUTER STORAGE & PERIPHERALS (1.2%)
   643,373   Seagate Technology plc                                                     $   31,319
                                                                                        ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   207,100   Automatic Data Processing, Inc.                                                15,526
   359,050   Paychex, Inc.                                                                  15,174
                                                                                        ----------
                                                                                            30,700
                                                                                        ----------
             SEMICONDUCTOR EQUIPMENT (0.6%)
    36,250   Applied Materials, Inc.                                                           647
   201,750   KLA-Tencor Corp.                                                               13,235
                                                                                        ----------
                                                                                            13,882
                                                                                        ----------
             SEMICONDUCTORS (3.6%)
 1,568,550   Intel Corp.                                                                    38,320
   138,650   Linear Technology Corp.                                                         5,704
   363,500   Microchip Technology, Inc.                                                     15,616
   702,043   Texas Instruments, Inc.                                                        29,542
                                                                                        ----------
                                                                                            89,182
                                                                                        ----------
             SYSTEMS SOFTWARE (2.7%)
 1,534,750   Microsoft Corp.                                                                54,253
   331,500   Oracle Corp.                                                                   11,105
    49,200   Symantec Corp.                                                                  1,119
                                                                                        ----------
                                                                                            66,477
                                                                                        ----------
             Total Information Technology                                                  313,891
                                                                                        ----------
             MATERIALS (3.4%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
     9,550   LyondellBasell Industries N.V. "A"                                                713
                                                                                        ----------
             DIVERSIFIED CHEMICALS (0.8%)
   250,650   Dow Chemical Co.                                                                9,893
   160,850   E.I. du Pont de Nemours & Co.                                                   9,844
                                                                                        ----------
                                                                                            19,737
                                                                                        ----------
             DIVERSIFIED METALS & MINING (1.4%)
   103,100   BHP Billiton Ltd.                                                               7,288
   274,028   Freeport-McMoRan Copper & Gold, Inc.                                           10,073
   368,520   Rio Tinto plc ADR                                                              18,684
                                                                                        ----------
                                                                                            36,045
                                                                                        ----------
             PAPER PACKAGING (0.5%)
   287,600   Bemis Co., Inc.                                                                11,475
                                                                                        ----------
             PAPER PRODUCTS (0.4%)
   231,100   International Paper Co.                                                        10,309
                                                                                        ----------
             SPECIALTY CHEMICALS (0.3%)
   182,200   RPM International, Inc.                                                         7,055
                                                                                        ----------
             Total Materials                                                                85,334
                                                                                        ----------
             TELECOMMUNICATION SERVICES (4.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
   810,845   AT&T, Inc.                                                                     29,352
   811,514   CenturyLink, Inc.                                                              27,478
   268,400   Verizon Communications, Inc.                                                   13,557
                                                                                        ----------
                                                                                            70,387
                                                                                        ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.6%)
   254,100   Rogers Communications, Inc. "B"                                                11,539

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5  | USAA Income Stock Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
   733,000   Vodafone Group plc ADR                                                     $   26,989
                                                                                        ----------
                                                                                            38,528
                                                                                        ----------
             Total Telecommunication Services                                              108,915
                                                                                        ----------
             UTILITIES (8.3%)
             ----------------
             ELECTRIC UTILITIES (2.7%)
   222,200   Duke Energy Corp.                                                              15,938
    81,750   Entergy Corp.                                                                   5,291
   263,070   Northeast Utilities                                                            11,283
   425,750   PPL Corp.                                                                      13,041
   361,050   Southern Co.                                                                   14,770
   249,750   Weststar Energy, Inc.                                                           7,895
                                                                                        ----------
                                                                                            68,218
                                                                                        ----------
             GAS UTILITIES (1.3%)
   416,400   ONEOK, Inc.                                                                    23,527
   168,850   WGL Holdings, Inc.                                                              7,600
                                                                                        ----------
                                                                                            31,127
                                                                                        ----------
             MULTI-UTILITIES (4.3%)
   247,950   Ameren Corp.                                                                    8,971
   362,900   CenterPoint Energy, Inc.                                                        8,927
   430,200   CMS Energy Corp.                                                               11,813
   184,850   Dominion Resources, Inc.                                                       11,784
   172,450   Integrys Energy Group, Inc.                                                    10,120
   508,400   NiSource, Inc.                                                                 16,025
   156,450   SCANA Corp.                                                                     7,295
   391,950   TECO Energy, Inc.                                                               6,730
   242,650   Vectren Corp.                                                                   8,473
   405,310   Wisconsin Energy Corp.                                                         17,068
                                                                                        ----------
                                                                                           107,206
                                                                                        ----------
             Total Utilities                                                               206,551
                                                                                        ----------
             Total Common Stocks (cost: $2,153,252)                                      2,430,254
                                                                                        ----------
             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
76,868,666   State Street Institutional Liquid Reserve Fund, 0.07% (a)(cost: $76,869)       76,869
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $2,230,121)                                       $2,507,123
                                                                                        ==========

($ IN 000s)                                   VALUATION HIERARCHY
                                              -------------------

                                 (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                               QUOTED PRICES         OTHER          SIGNIFICANT
                                 IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                  MARKETS         OBSERVABLE          INPUTS
                               FOR IDENTICAL        INPUTS
ASSETS                             ASSETS                                                    TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                $   2,430,254      $        --      $         --      $   2,430,254
Money Market Instruments:
  Money Market Funds                  76,869               --                --             76,869
--------------------------------------------------------------------------------------------------
Total                          $   2,507,123      $        --      $         --      $   2,507,123
--------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Income Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $285,639,000 and $8,637,000, respectively, resulting in net unrealized appreciation of $277,002,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,491,072,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.4% of net assets at October 31, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT  Real estate investment trust

================================================================================

9  | USAA Income Stock Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2013.

================================================================================

                                         Notes to Portfolio of Investments |  10





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/13
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/13
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/13
         ------------------------------